DERIVATIVE LIABILITY (Details Textual) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative, Gain on Derivative	$ 400	$ 200
Derivative Liability	$ 756	$ 1,177